Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015	Dec. 31, 2017 USD ($)
Disclosure of income taxes [line items]
Applied tax rate	20.00%	17.00%	17.00%	17.00%	17.00%
Income tax on unappropriated earnings	5.00%	10.00%	10.00%
Increase in deferred tax assets		$ 201,965	$ 6,814
Increase in deferred tax liabilities		788,556				$ 26,604
Taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities recognized		16,401,422		$ 14,417,873		553,354
Balance of Imputation Credit Account		$ 4,003,283		$ 3,328,374		$ 135,064
Ratio of distribution of earnings				10.01%
Subsidiaries [member] | China [member]
Disclosure of income taxes [line items]
Applied tax rate		25.00%	25.00%	25.00%	25.00%
Reduction tax rate		15.00%	15.00%